Investments in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in associates
Balances at the beginning of the year	$ 1,911	$ 2,355
Share of income/(loss) in associates	7,108	(970)	$ (629)
Contributions	84	260
Acquisitions	3,384
Others	(425)	223
Translation differences	(70)	43
Balances at the end of the year	$ 11,992	$ 1,911	$ 2,355